Intangible assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge for the year	$ 59.0	$ 69.0	$ 75.0
Staff expenses	$ 201.0	199.0	211.0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful economic life	20 years
Internally- generated software development costs, Apricot sportsbook
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful economic life	1 year 11 months 1 day
Intangible Asset Other than Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 548.0	650.0
Arising in business combinations		0.0
Disposals	259.0	159.0
Transfer from WIP		0.0
Additions	69.0	80.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	51.0	(23.0)
Ending balance	409.0	548.0	650.0
Intangible Asset Other than Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(276.0)	(331.0)
Amortization charge for the year	59.0	69.0
Disposals	(249.0)	(148.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	58.0	39.0
Effects of movements in exchange rates	24.0	(15.0)
Ending balance	(168.0)	(276.0)	(331.0)
Intangible Asset Other than Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	272.0	319.0
Ending balance	241.0	272.0	319.0
Intangible Asset Other than Goodwill | Customer databases | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	35.0	46.0
Arising in business combinations		0.0
Disposals	10.0	10.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	6.0	(1.0)
Ending balance	31.0	35.0	46.0
Intangible Asset Other than Goodwill | Customer databases | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(34.0)	(39.0)
Amortization charge for the year	2.0	6.0
Disposals	(10.0)	(9.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	0.0	0.0
Effects of movements in exchange rates	5.0	(2.0)
Ending balance	(31.0)	(34.0)	(39.0)
Intangible Asset Other than Goodwill | Customer databases | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1.0	7.0
Ending balance	0.0	1.0	7.0
Intangible Asset Other than Goodwill | Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	79.0	84.0
Arising in business combinations		0.0
Disposals	1.0	0.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	11.0	(5.0)
Ending balance	89.0	79.0	84.0
Intangible Asset Other than Goodwill | Brands | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(42.0)	(36.0)
Amortization charge for the year	8.0	8.0
Disposals	(1.0)	0.0
Transfer to assets held for sale		0.0
Impairment charge for the year	0.0	0.0
Effects of movements in exchange rates	7.0	(2.0)
Ending balance	(56.0)	(42.0)	(36.0)
Intangible Asset Other than Goodwill | Brands | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37.0	48.0
Ending balance	33.0	37.0	48.0
Intangible Asset Other than Goodwill | Licenses and intellectual property | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28.0	46.0
Arising in business combinations		0.0
Disposals	26.0	19.0
Transfer from WIP		0.0
Additions	0.0	1.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	0.0	0.0
Ending balance	2.0	28.0	46.0
Intangible Asset Other than Goodwill | Licenses and intellectual property | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8.0)	(9.0)
Amortization charge for the year	2.0	5.0
Disposals	(25.0)	(17.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	17.0	11.0
Effects of movements in exchange rates	(1.0)	0.0
Ending balance	(1.0)	(8.0)	(9.0)
Intangible Asset Other than Goodwill | Licenses and intellectual property | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20.0	37.0
Ending balance	1.0	20.0	37.0
Intangible Asset Other than Goodwill | Exclusive license rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57.0	61.0
Arising in business combinations		0.0
Disposals	62.0	0.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	5.0	(4.0)
Ending balance	0.0	57.0	61.0
Intangible Asset Other than Goodwill | Exclusive license rights | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(57.0)	(61.0)
Amortization charge for the year	0.0	0.0
Disposals	(62.0)	0.0
Transfer to assets held for sale		0.0
Impairment charge for the year	0.0	0.0
Effects of movements in exchange rates	5.0	(4.0)
Ending balance	0.0	(57.0)	(61.0)
Intangible Asset Other than Goodwill | Exclusive license rights | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Ending balance	0.0	0.0	0.0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51.0	142.0
Arising in business combinations		0.0
Disposals	42.0	87.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	4.0	(4.0)
Ending balance	13.0	51.0	142.0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43.0)	(110.0)
Amortization charge for the year	4.0	24.0
Disposals	(41.0)	(87.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	0.0	0.0
Effects of movements in exchange rates	2.0	(4.0)
Ending balance	(8.0)	(43.0)	(110.0)
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.0	32.0
Ending balance	5.0	8.0	32.0
Intangible Asset Other than Goodwill | Acquired technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11.0	22.0
Arising in business combinations		0.0
Disposals	8.0	11.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	0.0	0.0
Ending balance	3.0	11.0	22.0
Intangible Asset Other than Goodwill | Acquired technology | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5.0)	(4.0)
Amortization charge for the year	1.0	2.0
Disposals	(8.0)	(11.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	5.0	10.0
Effects of movements in exchange rates	0.0	0.0
Ending balance	(3.0)	(5.0)	(4.0)
Intangible Asset Other than Goodwill | Acquired technology | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.0	18.0
Ending balance	0.0	6.0	18.0
Intangible Asset Other than Goodwill | Internally- generated software development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Staff expenses	11.4	19.9	20.9
Development costs for intangible assets not yet available for use	32.7	30.6	44.3
Intangible Asset Other than Goodwill | Internally- generated software development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	146.0	105.0
Arising in business combinations		0.0
Disposals	46.0	32.0
Transfer from WIP		0.0
Additions	69.0	79.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	18.0	(6.0)
Ending balance	187.0	146.0	105.0
Intangible Asset Other than Goodwill | Internally- generated software development costs | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(41.0)	(33.0)
Amortization charge for the year	42.0	24.0
Disposals	(38.0)	(24.0)
Transfer to assets held for sale		0.0
Impairment charge for the year	18.0	10.0
Effects of movements in exchange rates	6.0	(2.0)
Ending balance	(69.0)	(41.0)	(33.0)
Intangible Asset Other than Goodwill | Internally- generated software development costs | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	105.0	72.0
Ending balance	118.0	105.0	72.0
Intangible Asset Other than Goodwill | Internally- generated software development costs, Apricot sportsbook | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	36.8
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	141.0	144.0
Arising in business combinations		0.0
Disposals	64.0	0.0
Transfer from WIP		0.0
Additions	0.0	0.0
Transfer to assets held for sale		0.0
Effects of movements in exchange rates	7.0	(3.0)
Ending balance	84.0	141.0	144.0
Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(46.0)	(39.0)
Amortization charge for the year	0.0	0.0
Disposals	(64.0)	0.0
Transfer to assets held for sale		0.0
Impairment charge for the year	18.0	8.0
Effects of movements in exchange rates	0.0	(1.0)
Ending balance	0.0	(46.0)	(39.0)
Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	95.0	105.0
Ending balance	$ 84.0	$ 95.0	$ 105.0